Short-Term Investments (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of short term investment [Line Items]
gain or loss on the held-to-maturity time deposit	¥ 0		¥ 0		$ 0
interest income related to debt securities	¥ 43,732,652	$ 6,340,639	¥ 26,373,471	¥ 34,901,335